Brian H. Blaney
Tel. 602.445.8322
Fax. 602.445.8603
BlaneyB@gtlaw.com
December 3, 2007
VIA HAND DELIVERY AND THE EDGAR SYSTEM
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3561
100 F Street, N.E.
Washington, D.C. 20549
Attention: Dana Brown
Re:   Atlas Acquisition Holdings Corp.
          Registration Statement on Form S-1
          File No. 333-146368
Ladies and Gentlemen:
     We express our appreciation for your review of Amendment No. 1 to the Registration Statement on Form S-1 of Atlas Acquisition Holdings Corp., a Delaware corporation (the “Company”). On behalf of the Company, we are responding to comments on the Registration Statement provided by the staff (the “Staff”) of the Securities and Exchange Commission by letter dated November 28, 2007. In conjunction with these responses, the Company is filing Amendment No. 2 to the Registration Statement (the “Amendment”) via EDGAR.
     The Company’s responses to the Staff’s comments are indicated below, directly following a restatement of each comment in bold, italicized type. To further facilitate the Staff’s review, the enclosed courtesy copies of the Amendment have been marked in the margins to indicate the location of revisions made in response to the corresponding comment numbers.
General
1.	SEC Comment: Please incorporate your response to comment three of our letter dated October 30, 2007, with regard to the factors that the company used to value the offering at $200,000,000 (or a maximum of $230,000,000 if the underwriters’ over-allotment option is exercised in full) and the factors you considered in determining that the company might need $196,245,000 in the trust account to effect the business combination contemplated by the registration statement. The amendment does not appear to address the factors and motivations used by the company to determine the trust fund’s valuation.
Greenberg Traurig, LLP | Attorneys at Law | 2375 East Camelback Road, Suite 700 | Phoenix, Arizona 85016 | Tel. 602.445.8000 | Fax. 602.445.8100

Securities and Exchange Commission
Attention: Dana Brown
December 3, 2007

Company Response: Pursuant to your request, the Company has revised the disclosure under “Risk Factors” and “Underwriting — Pricing of Securities” to incorporate the Company’s response to comment three of the Staff’s letter dated October 30, 2007, with regard to the factors that the Company used to value the offering and in determining that the Company might need $196,245,000 in the trust account to effect the business combination contemplated by the Registration Statement.
Anticipated Expenses and Funding Sources, page 7
2.	SEC Comment. In light of your disclosure in response to comment eight of our previous letter, please revise the first paragraph under the section, “Anticipated expenses and funding sources” on page 7 to clarify whether the amounts that may be released from the trust to pay tax obligations are limited to the interest earned on the funds in the trust account.

Company Response: Pursuant to your request, the Company has revised the disclosure under “The Offering — Anticipated expenses and funding sources” to clarify that the amounts that may be released from the trust account are limited to interest earned on the funds in the trust account.
Risk Factors, page 17
3.	SEC Comment: We note you have included a risk factor which states that the warrants cannot be redeemed unless a registration statement is effective from the beginning of the measurement period through the date fixed for the redemption. We do not see where the warrant agreement (exhibit 4.4) supports this statement. Please advise or revise.

Company Response: Pursuant to your request, the Company has revised Exhibit 4.4 to clarify that the warrants cannot be redeemed unless a registration statement is effective from the beginning of the measurement period through the date fixed for the redemption. Additionally, the Company has revised the disclosure throughout the Amendment to clarify this requirement and has filed the revised Exhibit 4.4 with the Amendment.

4.	SEC Comment. Please revise risk factor 17 to disclose who would determine the fair market value of a potential target company if your board is not able to independently determine that the target business has a sufficient fair market value to meet the threshold criterion. If your board is not able to independently determine that the target business has a sufficient fair market value to meet the threshold criterion, who would make the value determination that would eventually be put to a shareholder vote? If no party will make this determination, please add a separate risk factor on this matter. Later in your filing, please describe the circumstances under which the board would not be able to determine the fair market value and explain why the board believes this responsibility should be passed on to investors, particularly given the prospectus disclosure highlighting the abilities and experience of your management team. Please provide detailed disclosure of the information that will be provided and will not be provided to shareholders in the disclosure document relating to the acquisition. Please summarize this information in the forepart of the prospectus. It would appear appropriate for you to qualify each statement regarding the 80% requirement to indicate that the board is not obligated to determine whether such requirement is met and the resulting risks to investors.
Greenberg Traurig, LLP

Securities and Exchange Commission
Attention: Dana Brown
December 3, 2007

Company Response: The Company has revised the indicated risk factor and the disclosure throughout the Amendment to disclose that if the Company’s board is not able to independently determine that the target business has a sufficient fair market value to meet the threshold criterion, the Company will obtain an opinion from an unaffiliated, independent investment banking firm that is a member of the Financial Industry Regulatory Authority with respect to the satisfaction of such criterion. Accordingly, the Company believes that the other suggested changes in comment four are no longer necessary.
5.	SEC Comment. Please revise to clarify the risk factor at the top of page 28. The antecedent of the sentence beginning with “[t]he fact that only approximately one-half...” is unclear. Please revise to clarify whether this sentence refers only to companies that have gone public since August 2003.

Company Response: Pursuant to your request, the Company has revised the indicated risk factor to clarify that the indicated sentence refers only to companies that have gone public since August 2003.

6.	SEC Comment: In the third risk factor on page 28, you state: “[t]o our knowledge, none of our existing stockholders, including any of our officers or directors, has any present intention to purchase additional securities, other than as disclosed elsewhere in this prospectus” (emphasis added). Although disclosed elsewhere in the prospectus, please disclose these intentions in this risk factor and also in the summary section.

Company Response: Pursuant to your request, the Company has revised the indicated risk factor to disclose that the Company’s officers and directors do not presently intend to purchase units or shares of common stock from the Company in the offering or later private placements, or from persons in the open market or private transactions. The Company respectfully advises the Staff that the disclosure also appears in the fifth bullet point on page one of the “Prospectus Summary” section and the Company therefore did not revise that section.
Proposed Business, page 43
7.	SEC Comment. In the first bullet point on page 45, please elaborate as to the meaning of capital structure or capital needs financial challenges. Please explain what types of capital structure or capital need financial challenges would be acceptable in a target business and what types would be unacceptable in a target business.

Company Response: Pursuant to your request, the Company has revised the disclosure under “Proposed Business — Business Strategy” to provide specific examples of challenging capital structures or capital needs that the Company may evaluate in a target business.

8.	SEC Comment. Please reconcile or revise your statements in the first bullet point on page 45. You state that among the companies you will seek to acquire will be those whose capital structure or capital needs present “financial challenges.” You also state that you will “typically focus on companies with a history of strong operating and financial results.”

Company Response: As discussed in comment seven above, the Company has now provided specific examples of target businesses whose capital structures or capital needs present financial challenges that the Company may evaluate. The Company respectfully advises the Staff that the
Greenberg Traurig, LLP

Securities and Exchange Commission
Attention: Dana Brown
December 3, 2007

disclosure correctly states that the Company will typically focus on companies with a history of strong operating and financial results (emphasis added).
Sources of target businesses, page 46
9.	SEC Comment. We note that in response to comment 28 of our previous letter you have disclosed factors that the Company would use when determining the size of a finder’s fee. In addition, disclose the factors you would consider in deciding whether or not to use a finder.

Company Response: Pursuant to your request, the Company has revised the disclosure under “Proposed Business — Effecting a Business Combination — Sources of target businesses” to disclose the factors the Company would consider in deciding whether or not to use a finder.
Fair market value of target business, page 48
10.	SEC Comment. We note your disclosure in response to comment 31 of our previous letter. Please additionally disclose how your decision to select a particular investment banking firm will be influenced by that firm’s view that stockholders may not rely on their opinion.

Company Response: Pursuant to your request, the Company has revised the disclosure under “Proposed Business — Effecting a Business Combination — Fair market value of target businesses” and elsewhere in the Amendment to clarify that when the Company selects a particular investment banking firm, the Company will consider that firm’s view that stockholders may not rely on its opinion.
Management, page 59
11.	SEC Comment. You state that Robert C. Grayson is the founder of The Grayson Company, formed in 1991. Please disclose what positions Mr. Grayson has held with The Grayson Company since its founding. Please also disclose the relevant periods for each position.

Company Response: Pursuant to your request, the Company has revised the biography of Mr. Grayson to disclose that Mr. Grayson has held the position of President of The Grayson Company since its formation.
Special Advisors, page 60
12.	SEC Comment. Please elaborate on the restrictions that will be placed on special advisors beyond the statement that they will be “bound by agreements similar to the agreements executed by our officers and directors.” Please summarize the restrictions that will be placed on them, including any voting restrictions.

Company Response: The Company has deleted the indicated disclosure under “Management — Special Advisors” and has revised the disclosure under “Management — Conflicts of Interest” to clarify the restrictions that will be placed on the special advisors.
Greenberg Traurig, LLP

Securities and Exchange Commission
Attention: Dana Brown
December 3, 2007

Conflicts of Interest, page 64
13.	SEC Comment. Please disclose additional information regarding Burgundy Asset Management Ltd. and its acquisition criteria.

Company Response: The Company respectfully advises the Staff that Mr. Desai is only an advisor to Burgundy Asset Management Ltd. As such, Mr. Desai does not owe any fiduciary duties to Burgundy Asset Management and is under no obligation to present any investment or acquisition opportunities to Burgundy Asset Management. The Company has revised the disclosure under “Management — Conflicts of Interest” to further clarify Mr. Desai’s relationship with Burgundy Asset Management. Because of this relationship, the Company has not provided greater detail on the operations of Burgundy Asset Management in the Amendment.
Financial Statements
Balance Sheet, F-3
14.	SEC Comment. We note that your amended and restated certificate of incorporation filed as exhibit 3.1 authorizes you to issue 300,000,000 common shares and 100,000,000 preferred shares. This does not appear to be consistent with the presentation on your balance sheet, which indicates 10,000,000 common shares and 1,000,000 preferred shares authorized. Please revise to indicate the correct number of authorized shares on the face of the financial statements and provide disclosure regarding the timing and nature of any intended change. In addition, please ensure disclosure of authorized shares is consistent throughout the registration statement.

Company Response: The Company respectfully advises the Staff that the Company’s certificate of incorporation as in effect on the balance sheet date (as well as on the date of this letter) authorizes the issuance of 10,000,000 shares of common stock and 1,000,000 shares of preferred stock. Pursuant to your request, the Company has clarified the Amendment to indicate that, upon filing of its amended and restated certificate of incorporation, the Company will be authorized to issue 300,000,000 shares of common stock and 100,000,000 shares of preferred stock. The Company will file its amended and restated certificate of incorporation prior to or concurrently with the consummation of the offering.
* * * * *
     Please note that the Company has included certain changes in the Amendment other than those in response to the Staff’s comments.
     The Company respectfully advises the Staff that it has filed the form of opinion of Greenberg Traurig, LLP as Exhibit 5.1 to the Amendment in order to help expedite the Staff’s review. The Company will file the final, executed opinion of Greenberg Traurig, LLP by further amendment after the Company has filed its amended and restated certificate of incorporation with the Delaware Secretary of State.
     The Company acknowledges your references regarding requests for acceleration of the Registration Statement, including Rules 460 and 461. The Company will include the requested
Greenberg Traurig, LLP

Securities and Exchange Commission
Attention: Dana Brown
December 3, 2007

acknowledgments and will provide the Staff with adequate time after the filing of any amendment for further review before submitting a request for acceleration and provide any acceleration request at least two business days in advance of the requested effective date.
     Your prompt attention to the enclosed is greatly appreciated. If you have any questions regarding this filing or the Company’s responses, please do not hesitate to contact me at (602) 445-8322 or Alan Annex of our office at (212) 801-9323.
Sincerely,
/s/ Brian H. Blaney
Brian H. Blaney
For the Firm
BHB:ksl
cc:      James N. Hauslein (w/encl.)
           Gaurav V. Burman (w/encl.)
Greenberg Traurig, LLP